Income tax and deferred tax (Tables)	12 Months Ended
Dec. 31, 2017
Income tax and deferred tax [abstract]
Disclosure of income tax [text block]
	For the year ended December 31
in 000€	2017	2016	2015
Estimated tax liability for the period	(1,530)	(1,698)	(373)
Tax adjustments to the previous period	412	−	−
Deferred income taxes	584	(12)	762
Total income taxes for the period	(534)	(1,710)	389

Disclosure of deferred taxes [text block]
	Asset/(liability)			Income/(expense)
in 000€	2017	2016	2015	2017	2016	2015
Tax losses, notional interest deduction and other tax benefits	−	109	906	−	−	−
Amortization development assets and other intangible assets	304	227	186	−	−	−
Deferred revenue	−	−	−	−	−	−
Depreciation property, plant & equipment	−	−	−	−	−	−
Borrowing cost	−	−	−	−	−	−
Financial leasings	−	−	−	−	−	−
Inventory	−	−	−	−	−	−
Other non-current assets	−	−	−	−	−	−
Total deferred tax assets	304	336	1,092	(32)	(756)	860
Property, plant & equipment	(698)	(452)	(363)	−	−	−
Intangible assets	(6,247)	(873)	(1,705)	−	−	−
Tax losses, notional interest deduction and other tax benefits	−	−	−	−	−	−
Other items	(61)	−	−	−	−	−
Total deferred tax liabilities	(7,006)	(1,325)	(2,068)	616	744	(98)
Total deferred tax income (loss)	−	−	−	584	(12)	762

Disclosure of relationship between tax expense and accounting profit [text block]
	For the year ended December 31
in 000€	2017	2016	2015
Profit (loss) before taxes	(1,122)	(1,309)	(3,249)
Income tax at statutory rate of 33,99%	381	445	1,104

Effect of different local tax rate	442	663	445
Tax adjustments to the previous period	412	−	−
Non-deductible expenses	(675)	(453)	(394)
Capitalized initial public offering transaction costs	−	−	−
Research and development tax credits & patent income deduction	44	3,664	1,872
Notional interest deduction Belgium	−	351	365
Non recognition of deferred tax asset	(1,505)	(6,767)	(4,510)
Recognition of deferred tax assets on previous years tax losses	−	−	742
Non-taxable income	564	729	−
Use of previous years tax losses and tax credits for which no deferred tax assets was recognized	12	50	693
Taxes on other basis	(117)	(342)	−
Other	(92)	(50)	72
Income tax expense as reported in the consolidated income statement	(534)	(1,710)	389